BALANCE SHEETS COMPONENTS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Write-down of inventory	$ 48,884			$ 0
Depreciation and amortization	$ 62,907	$ 10,217	$ 3,842